Note 16 - Tax Expense (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Applicable tax rate		0.00%	0.00%	0.00%
Total average effective tax rate		35.36%	39.10%
Net deferred tax assets		$ 202	$ 194
Net deferred tax liabilities		5,123	8,034
South African operations [member]
Statement Line Items [Line Items]
Net deferred tax assets		202	194
Zimbabwean operations [member]
Statement Line Items [Line Items]
Net deferred tax liabilities		$ 5,123	$ 8,034
Zimbabwean operations [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates		24.72%	24.72%	25.75%
South African operations [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates		28.00%	28.00%	28.00%
South African operations [member] | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates	27.00%